Schedule of Lease Expenses (Details) - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Leases
Operating lease cost	$ 1,506,546	$ 1,482,956
Total operating lease cost	$ 1,506,546	$ 1,482,956